Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
INCOME TAXES

NOTE 11—INCOME TAXES

Income tax expense was as follows.

	0000000000	0000000000
	2011	2010
Current	$1,213	$811
Deferred	(366)	(2,642)

Income tax expense	$847	$(1,831)

Effective tax rates differ from the statutory federal income tax rate of 34% due to the following.

	0000000000	0000000000
	2011	2010
Income taxes computed at the statutory federal tax rate	$1,634	$(1,053)
Add (subtract) tax effect of:
Nontaxable interest income, net of nondeductible interest expense	(558)	(628)
Dividends received deduction	(1)	(1)
Cash surrender value of BOLI	(219)	(160)
Other	(9)	11

Income tax expense	$847	$(1,831)

Tax benefit attributable to security losses totaled $3 in 2011. Tax benefit attributable to security gains totaled $72 in 2010.

Year-end deferred tax assets and liabilities were due to the following.

	2011	2010
Deferred tax assets
Allowance for loan losses	$7,227	$7,401
Deferred compensation	816	813
Intangible assets	388	593
Pension costs	1,900	1,201
OREO Writedowns	103	101
Impairment losses	195	195
Deferred loan fees	46	—
Other	9	11

Deferred tax asset	10,684	10,315

Deferred tax liabilities
Tax depreciation in excess of book depreciation	(373)	(525)
Discount accretion on securities	(77)	(85)
Purchase accounting adjustments	(2,111)	(2,500)
FHLB stock dividends	(2,249)	(2,249)
Deferred loan fees	—	(134)
Unrealized gain on securities available for sale	(2,814)	(597)
Other	(20)	(1)

Deferred tax liability	(7,644)	(6,091)

Net deferred tax asset	$3,040	$4,224

Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	00000000000	00000000000
	2011	2010
Balance at January 1	$—	$140
Reductions for tax positions of prior years	—	(47)
Reductions due to statute of limitations	—	(93)

Balance at December 31	$—	$—

The total amount of interest and penalties, net of the related tax benefit, recorded in the income statement for the years ended December 31, 2011 and 2010 was $0, and the amount accrued for interest and penalties at December 31, 2011 and 2010 was $0 and $(10), respectively.

The Corporation and its subsidiaries are subject to U.S. federal income tax as well as income tax of the State of Ohio for all affiliates other than the Bank. The Bank is subject to tax in Ohio based upon its net worth.

There is currently no liability for uncertain tax positions and no known unrecognized tax benefits. During 2010, the Internal Revenue Service has concluded an audit of the Corporation’s tax returns for the year ended 2007 in which there was no change necessary to the Corporation’s tax liability. The Corporation’s federal tax returns for taxable years through 2007 have been closed for purposes of examination by the Internal Revenue Service.